Net (Loss) Income Per Share - Summary of Basic Net (Loss) Income Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Weighted average shares outstanding									23,552	19,794	16,012
Less: restricted stock issued									(160)	(254)	(251)
Basic divisor									23,392	19,540	15,761
Dilutive shares:
Restricted stock awards										239	138
Stock options										272	187
Diluted divisor									23,392	20,051	16,086
Net (loss) income	$ (2,243)	$ (6,757)	$ 3,222	$ (3,164)	$ 3,850	$ 1,009	$ 6,677	$ (5,783)	$ (8,942)	$ 5,753	$ 96,308
Net (loss) income per share:
Basic	$ (0.09)	$ (0.29)	$ 0.14	$ (0.14)	$ 0.17	$ 0.05	$ 0.38	$ (0.33)	$ (0.38)	$ 0.29	$ 6.11
Diluted	$ (0.09)	$ (0.29)	$ 0.14	$ (0.14)	$ 0.16	$ 0.05	$ 0.37	$ (0.33)	$ (0.38)	$ 0.29	$ 5.99